MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Pulp and Paper Assets [Member]	Dec. 31, 2011 Pulp Assets [Member]	Dec. 31, 2010 Paper Assets [Member]	Dec. 31, 2011 Paper Assets [Member]	Dec. 31, 2011 Building Plant and Equipment [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2011 Landfill [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member]	Dec. 31, 2010 Supplies and Spare Parts Inventory [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member] Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Canadian Operations [Member]	Dec. 31, 2011 Snowflake Mill [Member]	Sep. 30, 2011 Snowflake Mill [Member] Building Plant and Equipment [Member]	Dec. 31, 2011 Snowflake Mill [Member] Land [Member]
Percentage Of Long Lived Assets To Total Assets	68.00%
Asset Impairment Charges						822.0	292.8			(12.0)		801.1	10.8	1.1	10.1	20.3	2.3	7.8	660.2	161.8	151.0	10.8
Business Exit Costs														1.1					0.5	1.1
Total						823.6	304.2
Property, Plant and Equipment, Useful Life								11 years
Description of Difference between Reported Amount and Reporting Currency Denominated Amount						Product sales prices and foreign exchange assumptions for 2012 of CDN$1.00 = US$0.99 were based on management's best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2013 to 2015 were based on independent, published market forecasts. The foreign exchange assumption was CDN$1.00 = US$0.97 in 2013 strengthening to CDN$1.00 = US$1.02 by 2015. Product sales prices and foreign exchange rate assumptions for 2016 and subsequent years were estimated by management based on long-term trend pricing for product sales prices and a long-term expected foreign exchange rate of CDN$1.00 = US$0.99.
Fair Value Of Assets Discount Rate						11.00%
Assets	978.8				1,040.1				83.5		576.7
Recovery Of Asset Impairment Charges		0.4	0.3	0.3
Accrued Impairment Expenses						1.2
Loss from discontinued operations net of tax	11.00				8.70	161.80